Fees Summary	Apr. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,005,000
Previously Paid Amount	0.00
Total Fee Amount	2,297.27
Total Offset Amount	0.00
Net Fee	2,297.27
Narrative - Max Aggregate Offering Price	$ 15,005,000
Final Prospectus	true